Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings per Share of Common Stock
The following table presents the computation of basic and diluted income (loss) per share of common stock:

	For the year ended December 31,
($ and shares in millions, except per share amounts)	2025	2024	2023
Numerator:
Net (loss) income from continuing operations attributable to Brightstar Lottery PLC	(1)	117	116
Net income from discontinued operations attributable to Brightstar Lottery PLC	148	231	41
Net income attributable to Brightstar Lottery PLC	147	348	156

Denominator:
Weighted-average shares - basic	197	202	200
Incremental shares under stock based compensation plans	—	2	3
Weighted-average shares - diluted	197	204	203

Continuing operations
Net (loss) income from continuing operations attributable to Brightstar Lottery PLC per common share - basic	(0.01)	0.58	0.58
Net (loss) income from continuing operations attributable to Brightstar Lottery PLC per common share - diluted	(0.01)	0.57	0.57
Discontinued operations
Net income from discontinued operations attributable to Brightstar Lottery PLC per common share - basic	0.75	1.15	0.20
Net income from discontinued operations attributable to Brightstar Lottery PLC per common share - diluted	0.75	1.14	0.20
Total
Net income attributable to Brightstar Lottery PLC per common share - basic	0.74	1.73	0.78
Net income attributable to Brightstar Lottery PLC per common share - diluted	0.74	1.71	0.77